Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Revenues (Details) [Line Items]
Paid advance payment	$ 3,000	$ 1,500
Total amount	4,250
Consoles and disposables	866
Regulatory approval	250
Assistance in obtaining the regulatory approval	3,134
Company received	4,000
Total consideration	3,179
Japan [Member]
Revenues (Details) [Line Items]
Paid to application for regulatory approval	250
Paid to receipt regulatory approval	250
Paid to medical reimbursement	500
Japanese regulatory authorities [Member]
Revenues (Details) [Line Items]
Paid to company exclusive distribution rights	$ 1,000